Administrative Services Agreement	9 Months Ended
Sep. 30, 2018
Administrative Agreement Abstract [Abstract]
Administrative Agreement [Text Block]
18	Administrative Services Agreement

On May 9, 2017, Mason Resources entered into an Administrative Services Agreement with Entrée whereby Entrée will provide office space, furnishings and equipment, communications facilities and personnel necessary for Mason Resources to fulfill its basic day-to-day head office and executive responsibilities on a pro-rata cost-recovery basis. The total amount charged to Mason Resources for the nine months ended September 30, 2018 was $0.6 million (2017 - $0.4 million).